DECOMMISSIONING AND OTHER PROVISIONS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Decommissioning and other provisions	$ 29,142	$ 30,738	$ 24,610
Decommissioning and restoration
Disclosure of other provisions [line items]
Discount rate applied to provision	2.00%	1.75%
Percentage increase in discount rate assumption	0.50%
Percentage decrease in discount rate assumption		0.50%
Decrease in provision due to increase in discount rate assumption	$ 1,500	$ 1,700
(Decrease) increase in provision as a result of the change in discount rate	(700)	3,999
Increase (decrease) in provision as a result of the changes in cost estimates	140	(1,909)
Decommissioning and other provisions	22,084	22,981	19,019
Decommissioning and restoration | Between 1 and 5 years
Disclosure of other provisions [line items]
Amount of provisions expected to be utilized	3,863
Decommissioning and restoration | Between 6 and 10 years
Disclosure of other provisions [line items]
Amount of provisions expected to be utilized		3,584
Onerous contracts provision
Disclosure of other provisions [line items]
Increase in provision due to decrease in discount rate assumption	1,700	2,200
Decommissioning and other provisions	1,682	1,739	96
Legal
Disclosure of other provisions [line items]
Decommissioning and other provisions	1,411	$ 1,750	$ 1,811
Legal | Integrated Gas
Disclosure of other provisions [line items]
Decommissioning and other provisions	669
Legal | Upstream
Disclosure of other provisions [line items]
Decommissioning and other provisions	94
Legal | Oil Products
Disclosure of other provisions [line items]
Decommissioning and other provisions	255
Legal | Chemicals
Disclosure of other provisions [line items]
Decommissioning and other provisions	$ 393